Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and dilutive net loss per share
The following table sets forth the computation of basic and dilutive net loss per share:

	Three Months Ended March 31,
(Amounts in thousands, except share and per share amounts)	2025	2024
Numerator:
Net loss	$(147,761)	$(16,743)
Denominator:
Weighted average number of shares outstanding, basic and diluted	91,747,685	13,613,270

Net loss per share, basic and diluted	$(1.61)	$(1.23)

The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023:

	2024	2023
Numerator:
Net loss	$(61,195)	$(87,589)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,476,105	4,213,244

Net loss per share attributable to common stockholders, basic and diluted	$(3.50)	$(20.79)

Schedule of calculation of diluted net loss per share attributable to common shareholders
The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Stock options	28,042,235	12,819,685
Restricted stock units	1,150,724	3,801,970
Common stock warrants	50,000	—
Public warrants	28,750,000	—
Private warrants	898,250	—

Total potentially dilutive shares	58,891,209	16,621,655